Annual Total Returns - Calvert Floating-Rate Advantage Fund	Sep. 30, 2022
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return
Class A
Bar Chart Table:
2018	(1.46%)
2019	9.09%
2020	0.43%
2021	4.08%
2022	(3.52%)